Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005


                                          January 5, 2005

VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re: Aegis Value Fund, Inc.
                (File Nos. 333-49241 and 811-09174)
                ------------------------------------

Dear Sir or Madam:

      On behalf of Aegis Value Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the prospectus of the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on December 30, 2004.


                                          Sincerely,

                                          /s/  Michelle C. Roberts
                                          ------------------------
                                               Michelle C. Roberts




#538363